Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	[1]	$ 15,965,110	$ 10,336,230
Less: allowance for credit losses	[2]	(8,500,074)	(303,925)
Accounts receivable, net		$ 7,465,036	$ 10,032,305

[1]	Accounts receivable, net from joint ventures was approximately US$1,498,089 and US$1,363,517 as of March 31, 2026 and 2025, respectively.
[2]	Allowance for credit losses recognized for accounts receivable from joint ventures was approximately US$44,055 and US$190,322 as of March 31, 2026 and 2025, respectively.